Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease period of leasehold land (in years)	50 years
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Contributions to defined contribution plans	$ 2,660,000	$ 3,479,000	$ 2,878,000
Buildings
Property plant and equipment useful life (in years)	20 years
Plant and equipment | Minimum
Property plant and equipment useful life (in years)	5 years
Plant and equipment | Maximum
Property plant and equipment useful life (in years)	10 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Property plant and equipment useful life (in years)	4 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Property plant and equipment useful life (in years)	5 years
Leasehold improvements | Maximum
Property plant and equipment useful life (in years)	5 years
Other income and other expense
Net foreign currency exchange gains/(losses)	$ 3,265,000	$ 246,000	$ (233,000)